Financial instruments, Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1]	$ 400,634	$ 525,584
Financing cash flows	[1],[2]	28,307	(128,906)
Non-cash changes [Abstract]
Amortization	[1]	2,972	2,902
Other changes	[1],[3]	2,661	1,054
Ending balance	[1]	434,574	400,634
Current portion long term debt	[4]	30,300	29,626
Long term debt	[4]	398,425	367,069
Other current liabilities		1,418	1,178
Other non-current liabilities		5,527	3,545
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]	396,696	522,299
Financing cash flows	[2],[5]	29,731	(127,816)
Non-cash changes [Abstract]
Amortization	[5]	2,972	2,902
Other changes	[3],[5]	(673)	(688)
Ending balance	[5]	428,726	396,696
Current portion long term debt		30,300	29,626
Long term debt		398,425	367,069
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[6]	3,938	3,285
Financing cash flows	[2],[6]	(1,424)	(1,090)
Non-cash changes [Abstract]
Amortization	[2]	0	0
Other changes	[3],[6]	3,334	1,743
Ending balance	[6]	5,849	3,938
Other current liabilities		1,418	1,178
Other non-current liabilities		$ 4,431	$ 2,760

[1]	The reconciliation does not include interest rate swaps, which are described in Note 8.
[2]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[3]	Other changes related to bank loans for the years 2023 and 2022 represent gains on modification of debt which includes previously capitalized fees. Other changes related to office leases for 2023 represent lease modification and foreign exchange effects during the year related to IFRS 16 Leases. Other changes related to office leases for 2022 represent lease liabilities assumed through the business combination (for more details see Note 16), lease modification, and foreign exchange effects during the year related to IFRS 16.
[4]	Amounts carried at amortized cost.
[5]	As of December 31, 2023, bank loans consist of current portion long-term debt of $30,300 thousand and long-term debt of $398,425 thousand. As of December 31, 2022, bank loans consist of current portion long-term debt of $29,626 thousand and long-term debt of $367,069 thousand.
[6]	As of December 31, 2023, office leases consist of $1,418 thousand of current liabilities and $4,431 thousand of non-current liabilities. As of December 31, 2022, office leases consist of $1,178 thousand of current liabilities and $2,760 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental.